EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS
Dole sponsors a number of defined benefit pension plans covering certain employees worldwide. Benefits under these plans are generally based on each employee’s eligible compensation and years of service, except for certain plans covering union employees, which are based on negotiated benefits. In addition to pension plans, Dole also has OPRB plans that provide certain health care and life insurance benefits for eligible retired employees.
The Company sponsors six funded defined benefit pension plans including a U.S. qualified plan and five plans outside of the U.S., two of which are based in Ireland, two are based in the U.K., and one is based in Canada. The Company had previously sponsored a Netherlands scheme which was settled in the year ended December 31, 2022. The Company also sponsors unfunded international pension plans (primarily in Latin America) and OPRB plans.
The Company continues a strategy to de-risk its exposure to defined benefit schemes. Substantially all U.S. pension benefits were frozen on December 31, 2001. The plans in Ireland are closed to new entrants, and salaries for defined benefit purposes have been capped, with any salary increases above the cap eligible on a defined contribution basis since 2009. Starting in 2017, Enhanced Transfer Value (“ETV”) programs and buy-in contracts have been initiated for certain members of the Irish plans. Under ETV programs, accumulated accrued benefits for affected members were transferred from the Irish Plans which eliminated future accrual of benefits and entitled the members to receive a transfer value above the statutory minimum amount. Bulk annuity policies (buy-in contracts) were purchased from insurers that provide payments back to the pension scheme to cover the benefits for the affected members. Under the buy-in contracts, the responsibility to pay the pension obligations still rests with the plan and the obligation is still recorded by the Company. Both of the U.K. schemes are closed to new entrants and to new accruals.
Dole’s SERP is a non-qualified benefit and executive compensation plan, and Dole’s ESP plan is a non-qualified deferred compensation plan. Both are funded through investments in Rabbi Trusts. Following a change of control event, Dole is obligated, under the provisions of the respective trust agreements, to contribute an amount sufficient to meet the ESP obligation for benefits earned through the change in control year and the ongoing value of the projected benefit obligation of the SERP. The assets held in the Rabbi Trusts are subject to the claims of Dole’s general unsecured creditors. As of December 31, 2023, $5.9 million of the assets was classified as short-term and included in short-term investments in the consolidated balance sheets, and $16.0 million was classified as long-term and included in long-term investments in the consolidated balance sheets. As of December 31, 2022, $5.4 million was classified as short-term and $16.5 million was classified as long-term.
Obligations and Funded Status
The funded status of Dole’s defined benefit pension plans was as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Change in projected benefit obligation:	(U.S. Dollars in thousands)
Benefit obligation at beginning of the year	$181,835	$253,880	$228,147	$349,001	$13,144	$17,572
Service cost	214	256	5,799	4,465	1	3
Interest cost	8,923	4,943	11,730	8,219	693	443
Net actuarial loss (gain)	4,802	(47,439)	8,482	(82,819)	2,146	(1,726)
Curtailments, settlements and terminations, net	—	(8,217)	(10,033)	(27,511)	—	—
Employee contributions	—	—	182	—	—	—
Benefits paid	(20,052)	(21,588)	(10,891)	(10,012)	(2,733)	(3,148)
Foreign exchange impact and other	—	—	6,251	(13,196)	—	—
Benefit obligation at end of the year	$175,722	$181,835	$239,667	$228,147	$13,251	$13,144
Change in plan assets:
Fair value of plan assets at beginning of the year	$154,206	$224,749	$147,925	$235,301	$—	$—
Actual return on plan assets	12,311	(44,601)	9,722	(46,116)	—	—
Company contributions	2,781	3,863	15,725	12,104	2,733	3,177
Employee contributions	—	—	182	—	—	—
Benefits paid	(20,052)	(21,588)	(10,891)	(10,012)	(2,733)	(3,177)
Curtailments, settlements and terminations, net	—	(8,217)	(11,998)	(25,767)	—	—
Foreign exchange impact and other	—	—	6,503	(17,585)	—	—
Fair value of plan assets at end of the year	$149,246	$154,206	$157,168	$147,925	$—	$—
Funded status	$(26,476)	$(27,629)	$(82,499)	$(80,222)	$(13,251)	$(13,144)
Amounts recognized in the consolidated balance sheets:
Other assets	$—	$—	$16,033	$20,938	$—	$—
Pension and postretirement benefits	(2,189)	(2,229)	(12,244)	(13,066)	(2,137)	(1,992)
Pension and postretirement benefits, less current portion	(24,287)	(25,400)	(86,288)	(88,094)	(11,114)	(11,152)
	$(26,476)	$(27,629)	$(82,499)	$(80,222)	$(13,251)	$(13,144)
Amounts recognized in accumulated other comprehensive loss (income), before tax, were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021

	(U.S. Dollars in thousands)
Net actuarial loss (gain)	$24,638	$18,341	$11,011	$20,424	$15,180	$50,575	$924	$(1,531)	$166
Prior service benefit	—	—	—	(5,474)	(6,285)	(8,241)	—	—	—
Total	$24,638	$18,341	$11,011	$14,950	$8,895	$42,334	$924	$(1,531)	$166
The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets of plans with accumulated benefit obligations in excess of plan assets were as follows:

	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Projected benefit obligation	$274,467	$277,203
Accumulated benefit obligation	257,434	261,248
Fair value of plan assets	149,246	154,208
The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets of plans with projected benefit obligations in excess of plan assets were as follows:

	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Projected benefit obligation	$287,718	$290,347
Accumulated benefit obligation	257,434	261,248
Fair value of plan assets	149,246	154,208
Components of Net Periodic Benefit Cost (Income) and Other Changes Recognized in Other Comprehensive Income (Loss)
The components of net periodic benefit cost (income) and other changes recognized in other comprehensive income (loss) for Dole’s U.S. and international pension plans and OPRB plans were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021

	(U.S. Dollars in thousands)
Components of net periodic benefit cost (income):
Service cost	$214	$256	$107	$5,799	$4,465	$3,219	$1	$3	$1
Interest cost	8,923	4,943	1,696	11,730	8,219	5,505	693	443	157
Expected return on plan assets	(13,226)	(11,274)	(4,779)	(8,369)	(6,814)	(6,883)	—	—	—
Amortization of:
Net (gain) loss	(580)	—	—	(2,151)	2,166	2,946	(309)	—	—
Prior service benefit	—	—	—	(639)	(618)	(812)	—	—	—
Curtailments, settlements and terminations, net	—	1,106	—	5,649	220	1,756	—	—	—
Other	—	—	—	—	36	238	—	—	—
Net periodic cost (income)	$(4,669)	$(4,969)	$(2,976)	$12,019	$7,674	$5,969	$385	$446	$158

Other changes recognized in other comprehensive income (loss):
Net loss (gain)	$5,717	$7,330	$11,011	$3,394	$(33,264)	$(13,186)	$2,146	$(1,697)	$166
Prior service expense (benefit)	—	—	—	—	1,339	(213)	—	—	—
Amortization of:
Net gain (loss)	580	—	—	2,151	(2,166)	(2,946)	309	—	—
Prior service benefit	—	—	—	639	618	812	—	—	—
Foreign exchange impact and other	—	—	—	(129)	34	(2,026)	—	—	—
Income tax (benefit) expense	(1,574)	(1,781)	2,643	(1,307)	6,226	(3,209)	(622)	402	11
Total recognized in other comprehensive income (loss)	$4,723	$5,549	$13,654	$4,748	$(27,213)	$(20,768)	$1,833	$(1,295)	$177
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	$54	$580	$10,678	$16,767	$(19,539)	$(14,799)	$2,218	$(849)	$335
The Company classifies the non-service components of net periodic pension benefit cost within other income, net, in the consolidated statements of operations. Non-service components include interest costs, expected return on plan assets, amortization of net loss (gain) and prior service benefit, curtailment or settlement costs and other items.
Assumptions
Weighted average assumptions used to determine benefit obligations were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022

Discount rate	5.10%	5.31%	5.06%	5.26%	5.88%	5.79%
Rate of compensation increase	3.00%	3.00%	3.17%	3.18%	—	—
Rate of increase in pensions	—	—	2.17%	2.07%	—	—
Weighted average assumptions used to determine net periodic benefit cost were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Discount rate	5.31%	2.62%	2.39%	5.26%	2.61%	2.29%	5.79%	3.18%	2.72%
Rate of compensation increase	3.00%	3.00%	3.00%	3.03%	1.98%	2.84%	—	—	—
Rate of increase in pensions	—	—	—	2.07%	1.90%	1.68%	—	—	—
Rate of return on plan assets	6.80%	5.10%	5.00%	4.36%	3.36%	2.85%	—	3.36%	—
International plan discount rates and assumed rates of increase in future compensation differ from the assumptions used for U.S. plans due to differences in the local economic conditions in the countries in which the international plans are based. No rate of compensation increase is shown for U.S. plans, because benefits under the U.S. plans are frozen, except for a group of employees whose benefits are negotiated under collective bargaining agreements. The assumption for the rate of compensation increase for these employees reflects the rate negotiated in those bargaining agreements.
The accumulated pension benefit obligation for Dole’s OPRB plan was determined using the following assumed annual rate of increase in the per capita cost of covered health care benefits:

	2023	2022
Health care costs trend rate assumed for next year	6.69%	6.65%
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)	4.50%	4.49%
Year that the rate reaches the ultimate trend rate	2033	2030
Plan Assets
The following is the target asset mix for Dole’s pension plans, which management believes provides the optimal trade-off of diversification and long-term asset growth:

Target Allocation
Fixed income securities	42%
Equity securities	18%
Other	40%
Total	100%
Dole’s pension plan weighted average asset allocation by asset category was as follows:[1]

	Year Ended
	December 31, 2023	December 31, 2022
Fixed income securities	42%	52%
Equity securities	18%	23%
Other	40%	25%
Total	100%	100%
[1] Certain investments are in funds measured at net asset value as presented in the fair value table below.
The plans’ asset allocation includes a mix of fixed income and other investments designed to reduce volatility and equity investments designed to maintain funding ratios and long-term financial health of the plan. The equity investments are diversified across U.S. and international stocks as well as growth, value and small and large capitalization.
Dole employs a total return investment approach whereby a mix of fixed income, equity and other investments is used to maximize the long-term return of plan assets with a prudent level of risk. The objectives of this strategy are to achieve full funding of the accumulated benefit obligation and to achieve investment experience over time that will minimize pension expense volatility and minimize Dole’s contributions required to maintain full funding status. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies and quarterly investment portfolio reviews.
Dole determines the expected return on pension plan assets based on an expectation of average annual returns over an extended period of years. Dole also considers the weighted-average historical rate of returns on investments with similar characteristics to those in which Dole’s pension assets are invested.

Fair Value of Retirement Plan Assets
Dole estimates the fair value of its retirement plan assets based on current quoted market prices. In instances where quoted market prices are not readily available, the fair value of the investments is estimated by the trustee. In obtaining such data from the trustee, Dole has evaluated the methodologies used to develop the estimate of fair value in order to assess whether such valuations are representative of fair value, including net asset value. Fair values for Level 1 investments are determined based on quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. For Level 2 investments, the fair values are determined using observable prices that are based on inputs not quoted on active markets but corroborated by market data. There were no identified Level 3 investments as of December 31, 2023 and December 31, 2022.
The carrying value and estimated fair values of Dole’s retirement plan assets are summarized below:

	Fair Value Measurements as of December 31, 2023 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

	(U.S. Dollars in thousands)
Cash and cash equivalents	$7,404	$—	$—	$7,404
Fixed-income securities	23,790	111,281	—	135,071
Insurance contracts	—	34,288	—	34,288
Equity securities	34,127	17,886	—	52,013
Other	2,071	5,493	—	7,564
Investments measured at fair value	67,392	168,948	—	236,340
Investments measured at net asset value				70,074
Total plan assets at fair value	$67,392	$168,948	$—	$306,414

	Fair Value Measurements as of December 31, 2022 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

	(U.S. Dollars in thousands)
Cash and cash equivalents	$5,695	$8,854	$—	$14,549
Fixed-income securities	33,260	100,964	—	134,224
Insurance contracts	—	16,627	—	16,627
Equity securities	4,930	22,671	—	27,601
Other	8,682	8,135	—	16,817
Investments measured at fair value	52,567	157,251	—	209,818
Investments measured at net asset value				92,313
Total plan assets at fair value	$52,567	$157,251	$—	$302,131
The table below sets forth a summary of the transfers and purchases of the plans’ Level 3 assets for the year ended December 31, 2022:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Common Collective Trusts	Interest in 103-12 Investment Companies	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2021	$122	$8,058	$8,180
Settlements and reclassifications	(122)	(8,058)	(8,180)
Balance as of December 31, 2022	$—	$—	$—
Plan Contributions and Estimated Future Benefit Payments
During the year ended December 31, 2023, Dole contributed $0.5 million to its qualified U.S. pension plan. These contributions were made to comply with minimum funding requirements under the Internal Revenue Code without regard to interest rate stabilization. Future contributions to the U.S. pension plan in excess of the minimum funding requirement are voluntary and may change depending on Dole’s operating performance or at management’s discretion. Contributions and benefits paid directly by Dole related to its other U.S. and international pension and OPRB plans totaled $19.4 million during the year ended December 31, 2023.
Dole expects to make $5.5 million of contributions and $16.8 million of direct benefit payments related to its pension and OPRB plans in fiscal year 2024.
The following table presents estimated future benefit payments:

	U.S. Pension Plans	International Pension Plans	OPRB Plans

	(U.S. Dollars in thousands)
2024	$19,677	$18,817	$2,137
2025	18,733	13,517	2,017
2026	17,879	14,971	1,858
2027	17,065	15,421	1,499
2028	16,250	15,587	1,340
Thereafter	68,254	80,480	5,110
Total	$157,858	$158,793	$13,961
Defined Contribution Plans and Other Arrangements
Dole offers defined contribution plans to eligible employees. Such employees may defer a percentage of their annual compensation in accordance with plan guidelines. Some of these plans provide for a company match that is subject to a maximum contribution as defined by the plan. Dole’s contributions to its defined contribution plans totaled $23.4 million, $21.4 million and $15.7 million for the years ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively.
Dole is also party to various industry-wide collective bargaining agreements that provide pension benefits. Total contributions to multi-employer defined benefit plans for eligible participants were not material for the years ended December 31, 2023, December 31, 2022, and December 31, 2021.
Dole has numerous collective bargaining agreements with various unions covering approximately 30.3% of Dole’s workforce. Of these unionized employees, 28.1% are covered under a collective bargaining agreement that will expire within one year, and the remaining 71.9% are covered under collective bargaining agreements expiring beyond the upcoming year. These agreements are subject to periodic negotiation and renewal. Failure to renew any of these collective bargaining agreements may result in a strike or work stoppage; however, management does not expect that the outcome of these negotiations and renewals will have a material adverse impact on Dole’s financial condition or results of operations.